Spin-Off	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Spin Off
41.	Spin-off

(1)
In accordance with the resolution of the Board of Directors held on June 10, 2021 and shareholders’ meeting held on October 12, 2021, the Parent Company completed the spin-off of its business of managing investments in semiconductor, New Information and Communication Technologies(“ICT”) and other business making new investments on November 1, 2021, and the registration of the spin-off was completed as of November 2, 2021. The details of the spin-off are as follows:

Method of spin-off	Horizontal spin-off
Company	SK Telecom Co., Ltd. (Surviving Company)
SK Square Co., Ltd. (Spin-off Company)
Effective date of spin-off	November 1, 2021

(2)	The details of financial information due to the spin-off of its business of managing investments in semiconductor, New ICT and other business and making new investments are as follows:

1)	Statements of Income
The details of profit or loss from discontinued operations for the year ended December 31, 2021 are as follows:

(In millions of won)
	2021
Operating revenue and other operating income	~~W~~	2,469,329
Revenue		2,383,083
Other income		86,246
Operating expenses:		2,396,324
Labor		824,505
Commission		349,344
Depreciation and amortization		287,412
Network interconnection		863
Advertising		158,512
Rent		2,754
Cost of goods sold		426,161
Others		346,773

Operating profit		73,005
Finance income		47,417
Finance costs		269,823
Gain relating to investments in subsidiaries, associates and joint ventures,		1,502,147

Profit before income tax		1,352,746
Income tax expense		205,152

Profit from discontinued operations, net of taxes	~~W~~	1,147,594

2)	Statements of Cash Flows
The details of cash flows from discontinued operations for the year ended December 31, 2021 are as follows:

(In millions of won)
	2021
Cash flows from operating activities	~~W~~	59,255
Cash flows from investing activities		(967,053)
Cash flows from investing activities		(88,872)

(3)
The details of assets and liabilities derecognized from the financial statements due to the spin-off of its business of managing investments in semiconductor, New ICT and other business and making new investments are as follows. Subsequent to the spin-off, the Parent Company lost control over the related businesses. The spin-off was accounted for by derecognizing all related assets and liabilities. The net assets of the spin-off business as of the spin-off date was recognized in capital surplus and others.

(In millions of won)
	Amount
Current assets	~~W~~	2,608,601
Non-current assets		19,269,615

Total assets	~~W~~	21,878,216
Current liabilities	~~W~~	2,161,458
Non-current liabilities		4,676,324

Total liabilities	~~W~~	6,837,782

Net assets	~~W~~	15,040,434

(4)
As of November 1, 2021, the Parent Company has split the business division for the purpose of new investments and management of shares in related investee companies belong to semiconductors and New ICT sector. The Parent Company has the obligation to jointly and severally reimburse the liabilities incurred by the Parent Company prior to the spin-off with SK Square Co., Ltd., the spin-off company, in accordance with Article 530-9 (1) of Korean Commercial Act.